Leases (Details Narrative)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease term	4 years		5 years
Minimum [Member]
Operating lease term		4 years		4 years	4 years
Maximum [Member]
Operating lease term		5 years		5 years	5 years